UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valiant Capital Management, L.P.
Address:    One Market Street, Steuart Tower, Suite 2625
            San Francisco, CA  94105

Form 13F File Number:   28-13282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ralph J. Long, Jr.
Title:      Chief Operating Officer
Phone:      415-659-7217

Signature, Place and Date of Signing:


/s/Ralph J. Long, Jr.                  San Francisco, CA     July 27, 2009


Report Type (Check only one.):

X   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              _____0_____
                                                     -

Form 13F Information Table Entry Total:         _____6___
                                                     -

Form 13F Information Table Value Total:         $127,410__ x 1000


List of other included Managers:                None

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

NAME OF ISSUER                  TITLE OF  CUSIP      VALUE         SHARES SH/PRN  PUT/CAINV.    OTHER  VOTING AUTH
                                CLASS                    X1000                          DISC.   MGR
                                                                                                       SOLE         SHR  NONE
APPLE INC                          COM    037833100     28,058    196,997   SH          SOLE           196,997
EMPLOYERS HLDGS INC                COM    292218104     20,901  1,542,497   SH          SOLE           1,542,497
MASTERCARD INC                     COM    57636Q104     13,042     77,952   SH          SOLE           77,952
PERDIGAO SA                        ADR    71361V303      6,978    182,754   SH          SOLE           182,754
QUALCOMM INC                       COM    747525103     30,268    669,639   SH          SOLE           669,639
STERLITE INDUSTRIES LTD            ADS    859737207     28,163  2,263,877   SH          SOLE           2,263,877
(INDIA)




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